FINANCIAL INSTRUMENTS - Summary of Dervivatives $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / Ounce	Jun. 30, 2025 USD ($)
Disclosure of detailed information about financial instruments [line items]
Strike price for purchased put options			3,100
Strike price for sold call options			4,310
Gains (losses) on change in fair value of derivatives | $	$ 0	$ (1)	$ 0	$ (1)